Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities	The table below presents details on accrued liabilities:

	March 31, 2022	December 31, 2021
Payroll accruals	$10,767	$9,011
Accrued interest	3,833	842
Other accrued expenses	2,442	882

Total accrued liabilities	$17,042	$10,735

The table below presents details on accrued liabilities;

	Successor
	December 31, 2021	December 31, 2020
Payroll accruals	$9,011	$6,741
Other accrued expenses	1,724	529

Total accrued liabilities	$10,735	$7,270